SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($)
Significant Accounting Policies [Line Items]
Term of annual contract	1 year	1 year
Revenue, Remaining Performance Obligation, Optional Exemption, Performance Obligation [true false]	true	true
Deferred revenue recognized		$ 3,000	$ 2,200
Deferred revenue	$ 3,405	3,004	2,230
Deferred cost of sales		500	300
Commission expense		600	400
Allowance for doubtful accounts		500	200
Provision for uncollectible accounts	$ 72	$ 377	$ 199
Number of clients representing 10% or more of the company's total revenue | item		0	0
Warranty reserve		$ 1,553	$ 1,491	$ 116
Sales and marketing expense
Significant Accounting Policies [Line Items]
Advertising Expense		40	100
Accrued expenses and other current liabilities
Significant Accounting Policies [Line Items]
Warranty reserve		1,600	$ 1,500
Restricted Cash
Significant Accounting Policies [Line Items]
Security deposit		$ 600